PSF GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.1%
Common Stocks — 96.8%
Australia — 1.3%
Aristocrat Leisure Ltd.	130,787	$3,542,923
Aurizon Holdings Ltd.	261,600	719,645
Australia & New Zealand Banking Group Ltd.	61,200	1,252,683
Beach Energy Ltd.	395,200	459,274
BHP Group Ltd.	64,500	2,469,753
Fortescue Metals Group Ltd.	118,700	1,809,453
Harvey Norman Holdings Ltd.	315,300	1,256,559
Inghams Group Ltd.	420,300	959,321
Metcash Ltd.	412,500	1,394,299
Perenti Global Ltd.	432,300	240,949
Rio Tinto Ltd.	20,600	1,831,607
Service Stream Ltd.*	343,700	267,903
St. Barbara Ltd.	343,600	360,489
Stockland, REIT	279,500	884,242
Super Retail Group Ltd.	105,600	810,300
		18,259,400
Austria — 0.2%
BAWAG Group AG, 144A*	16,000	809,786
OMV AG	33,700	1,607,250
Wienerberger AG	26,400	798,230
		3,215,266
Belgium — 0.2%
Bekaert SA	22,500	876,697
Telenet Group Holding NV	23,500	761,527
UCB SA	6,800	814,268
		2,452,492
Brazil — 0.2%
MercadoLibre, Inc.*	1,663	1,978,105
Yara International ASA	18,800	939,410
		2,917,515
Canada — 1.9%
Canadian National Railway Co.	41,037	5,504,863
Magna International, Inc.	46,872	3,014,338
Shopify, Inc. (Class A Stock)*	13,344	9,020,010
TC Energy Corp.	105,459	5,949,997
Toronto-Dominion Bank (The)	37,878	3,005,335
		26,494,543
China — 1.2%
China Resources Cement Holdings Ltd.	1,042,000	865,365
Kingboard Holdings Ltd.	216,000	1,046,014
Lee & Man Paper Manufacturing Ltd.	1,049,000	546,069
NXP Semiconductors NV	68,735	12,721,474
Tencent Holdings Ltd.	42,800	1,997,092
		17,176,014
Denmark — 1.3%
AP Moller - Maersk A/S (Class B Stock)	400	1,208,689
Chr Hansen Holding A/S	25,112	1,852,240
	Shares	Value
Common Stocks (continued)
Denmark (cont’d.)
Coloplast A/S (Class B Stock)	19,255	$2,928,071
D/S Norden A/S	32,500	1,138,212
Danske Bank A/S	61,200	1,021,321
DSV A/S	10,126	1,951,297
Jyske Bank A/S*	19,600	1,069,674
Novo Nordisk A/S (Class B Stock)	46,229	5,132,551
Orsted A/S, 144A	16,326	2,053,433
		18,355,488
Finland — 0.4%
Neste OYJ	50,979	2,326,956
Nokia OYJ*	243,000	1,336,465
Nordea Bank Abp	83,600	862,772
Valmet OYJ	27,100	841,442
		5,367,635
France — 4.8%
Airbus SE*	50,829	6,145,745
Arkema SA	8,700	1,040,100
AXA SA	54,100	1,580,968
BNP Paribas SA	28,200	1,609,183
Bouygues SA	39,800	1,387,442
Capgemini SE	4,000	889,741
Carrefour SA	89,600	1,940,870
Cie de Saint-Gobain	15,800	939,766
Cie Generale des Etablissements Michelin SCA	5,600	758,289
CNP Assurances	55,200	1,330,257
Credit Agricole SA	78,500	939,947
Dassault Systemes SE	32,345	1,590,035
Faurecia SE	1,269	32,766
Ipsen SA	7,557	945,393
L’Oreal SA	8,029	3,217,058
LVMH Moet Hennessy Louis Vuitton SE	6,720	4,789,429
Nexity SA	13,100	460,819
Orange SA	140,000	1,653,245
Rubis SCA	22,100	651,034
Safran SA	37,214	4,381,072
Sanofi	31,700	3,242,295
Sartorius Stedim Biotech	6,080	2,495,112
Societe BIC SA	15,900	803,376
Societe Generale SA	28,600	767,271
Sopra Steria Group SACA	7,100	1,319,568
Teleperformance	6,603	2,521,681
TotalEnergies SE	58,800	2,970,432
TotalEnergies SE, ADR(a)	262,354	13,259,371
Vinci SA	28,041	2,872,488
		66,534,753
Germany — 2.1%
Allianz SE	6,300	1,501,202
Aurubis AG	10,800	1,287,951
Bayer AG	23,300	1,591,126
Bayerische Motoren Werke AG	15,630	1,346,849
Daimler Truck Holding AG*	8,800	243,219
Deutsche Post AG	43,900	2,097,858
A1

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Deutsche Telekom AG	45,300	$848,317
Fresenius SE & Co. KGaA	18,600	683,397
HOCHTIEF AG	8,600	579,778
Infineon Technologies AG	116,580	3,968,182
Mercedes-Benz Group AG	20,500	1,435,240
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,600	695,521
Rational AG	3,030	2,084,494
Rheinmetall AG	12,300	2,598,115
Siemens AG, ADR	63,959	4,422,125
Siltronic AG	8,900	913,507
United Internet AG	18,400	631,806
Volkswagen AG	7,100	1,755,505
		28,684,192
Hong Kong — 0.4%
AIA Group Ltd.	323,000	3,372,219
PAX Global Technology Ltd.	933,000	766,996
Tongda Group Holdings Ltd.*	8,180,000	172,096
WH Group Ltd., 144A	1,173,500	736,960
Xinyi Glass Holdings Ltd.	328,000	786,629
Yue Yuen Industrial Holdings Ltd.*	296,500	478,940
		6,313,840
India — 0.9%
HDFC Bank Ltd., ADR	58,132	3,565,235
Infosys Ltd., ADR	127,439	3,171,957
Reliance Industries Ltd., 144A, GDR	85,298	5,914,730
		12,651,922
Ireland — 0.7%
ICON PLC*	12,750	3,101,055
Kingspan Group PLC	35,111	3,444,498
Ryanair Holdings PLC, ADR*	31,733	2,764,579
		9,310,132
Israel — 0.1%
Check Point Software Technologies Ltd.*	9,500	1,313,470
Italy — 0.4%
A2A SpA	546,200	936,820
Enel SpA	103,800	693,248
Leonardo SpA*	97,000	963,828
Mediobanca Banca di Credito Finanziario SpA	87,600	888,308
Piaggio & C SpA	142,491	401,796
Pirelli & C SpA, 144A	171,800	931,310
UnipolSai Assicurazioni SpA	253,700	750,637
		5,565,947
Japan — 4.5%
Aozora Bank Ltd.	36,000	758,299
Asahi Intecc Co. Ltd.	42,300	829,688
Brother Industries Ltd.	44,300	806,749
Credit Saison Co. Ltd.	42,600	449,720
Dai-ichi Life Holdings, Inc.	39,900	804,577
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Daikin Industries Ltd.	15,900	$2,891,914
Daiwa House Industry Co. Ltd.	31,900	832,111
DCM Holdings Co. Ltd.	71,900	620,445
DTS Corp.	30,500	666,501
EDION Corp.(a)	63,900	593,694
Fuji Corp.	34,400	619,860
Gunze Ltd.	17,000	520,189
Haseko Corp.	53,900	618,468
Hazama Ando Corp.	119,600	883,445
Honda Motor Co. Ltd.	61,600	1,743,785
Hoya Corp.	27,100	3,059,454
Isuzu Motors Ltd.	78,200	1,008,410
ITOCHU Corp.	54,300	1,837,732
Itoham Yonekyu Holdings, Inc.	117,500	623,538
Japan Airlines Co. Ltd.*	35,700	664,325
Japan Aviation Electronics Industry Ltd.	46,000	744,534
KDDI Corp.	98,800	3,239,764
Keiyo Bank Ltd. (The)	76,500	308,004
Keyence Corp.	8,600	4,004,532
Lintec Corp.	30,000	595,460
M3, Inc.	16,800	606,463
Marubeni Corp.	112,900	1,308,165
Medipal Holdings Corp.	30,600	503,362
Mitsubishi Gas Chemical Co., Inc.	26,000	439,915
Mitsubishi HC Capital, Inc.	210,100	974,208
Mitsubishi UFJ Financial Group, Inc.	214,300	1,318,568
Mitsui & Co. Ltd.	56,300	1,523,208
Mitsui Chemicals, Inc.	42,400	1,065,428
Mizuho Financial Group, Inc.	73,620	935,935
Nihon M&A Center Holdings, Inc.	70,200	984,261
Nippon Telegraph & Telephone Corp.	107,900	3,135,271
Nishi-Nippon Financial Holdings, Inc.	48,600	298,633
Nisshin Oillio Group Ltd. (The)	17,200	401,660
Nomura Holdings, Inc.	270,700	1,131,871
Nomura Real Estate Holdings, Inc.	28,300	675,921
Obayashi Corp.	97,500	715,912
Ono Pharmaceutical Co. Ltd.	30,500	764,675
ORIX Corp.	65,000	1,291,408
Rengo Co. Ltd.	134,300	856,822
Resona Holdings, Inc.	366,600	1,562,515
Sankyu, Inc.	18,100	589,452
Sawai Group Holdings Co. Ltd.	14,300	522,009
Seino Holdings Co. Ltd.	72,500	658,744
Shiseido Co. Ltd.	25,400	1,284,594
SKY Perfect JSAT Holdings, Inc.	151,000	511,877
Sompo Holdings, Inc.	15,600	681,602
Sumitomo Heavy Industries Ltd.	32,300	742,091
Sumitomo Mitsui Financial Group, Inc.	40,900	1,297,620
Taisei Corp.	19,200	555,166
Teijin Ltd.	67,300	749,619
Toagosei Co. Ltd.	28,700	252,213
Tokuyama Corp.	26,500	370,921
Tokyo Seimitsu Co. Ltd.	20,300	804,489
Towa Pharmaceutical Co. Ltd.	28,200	633,370
Transcosmos, Inc.*	15,200	396,332
Tsubakimoto Chain Co.	17,000	422,674
UBE Corp.	41,500	675,201

A2

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Yokohama Rubber Co. Ltd. (The)	62,000	$849,915
		62,217,288
Netherlands — 1.6%
ABN AMRO Bank NV, 144A, CVA	45,300	578,377
Adyen NV, 144A*	1,721	3,408,677
Aegon NV	215,700	1,139,511
ASML Holding NV	7,656	5,128,099
ASR Nederland NV	21,200	987,543
ING Groep NV	71,300	746,453
Koninklijke Ahold Delhaize NV	89,100	2,859,862
NN Group NV	18,700	946,161
Randstad NV	14,700	881,856
Shell PLC	141,000	3,873,822
Signify NV, 144A	27,400	1,274,918
		21,825,279
New Zealand — 0.1%
Air New Zealand Ltd.*(a)	485,600	433,561
Fisher & Paykel Healthcare Corp. Ltd.	71,274	1,198,336
		1,631,897
Norway — 0.3%
DNB Bank ASA	53,600	1,211,805
Equinor ASA	41,200	1,532,860
TOMRA Systems ASA	40,542	2,065,816
		4,810,481
Singapore — 0.1%
DBS Group Holdings Ltd.	41,200	1,081,754
Venture Corp. Ltd.	44,200	569,933
		1,651,687
South Africa — 0.2%
Anglo American PLC	48,300	2,535,869
Spain — 0.7%
Amadeus IT Group SA*	66,530	4,338,472
Banco Santander SA	249,200	847,686
Endesa SA	37,700	821,048
Mapfre SA	494,400	1,034,625
Repsol SA	117,700	1,539,253
Telefonica SA	176,500	853,988
		9,435,072
Sweden — 1.6%
Atlas Copco AB (Class A Stock)	66,877	3,470,822
Boliden AB	35,400	1,786,034
Electrolux AB (Class B Stock)(a)	38,800	587,004
EQT AB	40,019	1,572,844
Hexagon AB (Class B Stock)	329,963	4,640,434
Husqvarna AB (Class B Stock)	95,900	999,033
Indutrade AB	73,571	1,850,461
Nibe Industrier AB (Class B Stock)	159,340	1,768,888
Securitas AB (Class B Stock)	65,700	741,844
Skanska AB (Class B Stock)	31,100	694,874
SKF AB (Class B Stock)(a)	70,400	1,142,879
Swedbank AB (Class A Stock)(a)	27,700	412,096
	Shares	Value
Common Stocks (continued)
Sweden (cont’d.)
Swedish Orphan Biovitrum AB*	30,200	$713,079
Volvo AB (Class B Stock)	113,600	2,107,649
		22,487,941
Switzerland — 3.0%
Adecco Group AG	25,100	1,134,707
Baloise Holding AG	6,000	1,068,648
Credit Suisse Group AG	112,800	892,776
Helvetia Holding AG	7,600	989,834
Holcim Ltd.*	20,100	979,392
Julius Baer Group Ltd.	11,700	677,327
Lonza Group AG	7,832	5,670,043
Novartis AG	47,700	4,180,098
Partners Group Holding AG	2,920	3,620,737
Roche Holding AG	13,400	5,302,382
Sika AG	9,529	3,151,096
Straumann Holding AG	2,790	4,454,553
Swiss Life Holding AG	4,900	3,135,756
TE Connectivity Ltd.	26,488	3,469,398
UBS Group AG	166,700	3,255,652
		41,982,399
Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	252,000	5,192,326
United Kingdom — 4.2%
3i Group PLC	52,800	960,693
Ashtead Group PLC	55,014	3,477,282
AstraZeneca PLC	25,372	3,356,408
Aviva PLC	197,000	1,162,428
BAE Systems PLC	338,300	3,192,561
Barratt Developments PLC	61,900	422,939
Bellway PLC	23,200	740,988
British American Tobacco PLC	63,000	2,644,420
BT Group PLC	455,900	1,086,017
Centrica PLC*	457,200	478,426
CK Hutchison Holdings Ltd.	155,500	1,139,014
CNH Industrial NV	79,500	1,257,553
Compass Group PLC	161,830	3,483,224
Crest Nicholson Holdings PLC	143,814	507,098
Experian PLC	101,008	3,917,146
Go-Ahead Group PLC (The)*	34,500	372,873
Halma PLC	57,684	1,892,036
Imperial Brands PLC	56,400	1,191,986
International Consolidated Airlines Group SA*(a)	150,000	278,986
Investec PLC	79,700	529,459
J Sainsbury PLC	458,700	1,523,072
Keller Group PLC	48,200	531,591
Kingfisher PLC	357,200	1,196,396
Legal & General Group PLC	302,800	1,078,031
Linde PLC	7,579	2,420,960
Lloyds Banking Group PLC	1,666,000	1,022,044
London Stock Exchange Group PLC	41,571	4,362,325
Marks & Spencer Group PLC*	279,900	567,068
Micro Focus International PLC	73,300	386,036
Paragon Banking Group PLC	105,900	697,300

A3

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (cont’d.)
Premier Foods PLC	357,756	$534,927
Redde Northgate PLC	108,700	618,434
Redrow PLC	77,600	528,910
Rentokil Initial PLC	443,179	3,074,373
Segro PLC, REIT	169,606	2,998,778
Spirax-Sarco Engineering PLC	13,896	2,280,610
Tate & Lyle PLC	97,100	936,908
Taylor Wimpey PLC	263,400	449,101
Tesco PLC	213,800	773,891
Vistry Group PLC	29,222	361,136
		58,433,428
United States — 64.0%
AbbVie, Inc.	56,722	9,195,203
Adobe, Inc.*	26,723	12,175,533
Align Technology, Inc.*	12,605	5,495,780
Alphabet, Inc. (Class C Stock)*	8,718	24,349,287
Amazon.com, Inc.*	4,890	15,941,156
Ameren Corp.	54,491	5,109,076
American International Group, Inc.	250,856	15,746,231
Anthem, Inc.	21,023	10,326,918
Applied Materials, Inc.	19,401	2,557,052
Atlassian Corp. PLC (Class A Stock)*	11,675	3,430,465
Autodesk, Inc.*	59,872	12,833,563
AvalonBay Communities, Inc., REIT	20,599	5,116,174
Bank of America Corp.	184,865	7,620,135
Becton, Dickinson & Co.	39,143	10,412,038
Boeing Co. (The)*	14,053	2,691,150
Bristol-Myers Squibb Co.	20,250	1,478,858
Brown-Forman Corp. (Class B Stock)	92,786	6,218,518
Bunge Ltd.	29,212	3,236,982
CF Industries Holdings, Inc.	63,977	6,593,470
Charles Schwab Corp. (The)	100,630	8,484,115
Chewy, Inc. (Class A Stock)*(a)	181,656	7,407,932
Chubb Ltd.	55,728	11,920,219
Cigna Corp.	33,989	8,144,104
Cintas Corp.	36,192	15,395,715
Cisco Systems, Inc.	77,449	4,318,556
Citigroup, Inc.	74,205	3,962,547
Citrix Systems, Inc.	38,610	3,895,749
Coca-Cola Co. (The)	74,502	4,619,124
Comcast Corp. (Class A Stock)	149,376	6,993,784
Conagra Brands, Inc.	182,567	6,128,774
ConocoPhillips	88,928	8,892,800
Costco Wholesale Corp.	23,895	13,759,936
Coupa Software, Inc.*	65,489	6,655,647
Cummins, Inc.	28,754	5,897,733
CVS Health Corp.	44,927	4,547,062
Dexcom, Inc.*	30,385	15,544,966
Edwards Lifesciences Corp.*	138,764	16,335,298
Elanco Animal Health, Inc.*	100,711	2,627,550
Embecta Corp.*	7,706	258,138
Entergy Corp.	31,827	3,715,802
Equinix, Inc., REIT	2,050	1,520,321
Equitable Holdings, Inc.	188,186	5,816,829
Estee Lauder Cos., Inc. (The) (Class A Stock)	49,138	13,381,260
Exxon Mobil Corp.	91,807	7,582,340
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Fifth Third Bancorp	97,976	$4,216,887
Fiserv, Inc.*	77,121	7,820,069
General Electric Co.	182,623	16,710,005
GlaxoSmithKline PLC	227,100	4,910,651
Globant SA*	4,656	1,220,198
Goldman Sachs Group, Inc. (The)	15,991	5,278,629
Hologic, Inc.*	53,225	4,088,745
Huntington Bancshares, Inc.	331,149	4,841,398
IDEX Corp.	57,089	10,945,674
Illinois Tool Works, Inc.	20,991	4,395,515
International Flavors & Fragrances, Inc.	55,955	7,348,570
International Paper Co.	226,161	10,437,330
Intuit, Inc.	36,283	17,446,318
Intuitive Surgical, Inc.*	67,672	20,415,289
Johnson & Johnson	58,333	10,338,358
Kimberly-Clark Corp.	47,811	5,888,403
Kohl’s Corp.	44,733	2,704,557
L3Harris Technologies, Inc.	58,389	14,507,915
Las Vegas Sands Corp.*(a)	77,525	3,013,397
Lululemon Athletica, Inc.*	36,902	13,477,717
Marsh & McLennan Cos., Inc.	16,588	2,826,927
Mastercard, Inc. (Class A Stock)	50,809	18,158,120
Match Group, Inc.*	130,420	14,181,871
Medtronic PLC	71,873	7,974,309
Merck & Co., Inc.	78,404	6,433,048
MetLife, Inc.	86,921	6,108,808
Microsoft Corp.	107,692	33,202,521
Morgan Stanley	31,355	2,740,427
News Corp. (Class A Stock)	235,105	5,207,576
NextEra Energy, Inc.	70,417	5,965,024
Nielsen Holdings PLC	22,443	611,347
NVIDIA Corp.	55,536	15,153,553
Pfizer, Inc.	104,207	5,394,796
Philip Morris International, Inc.	59,129	5,554,578
Pinterest, Inc. (Class A Stock)*	206,366	5,078,667
QUALCOMM, Inc.	62,557	9,559,961
Roper Technologies, Inc.	24,543	11,589,941
RPM International, Inc.	6,119	498,331
S&P Global, Inc.(a)	16,800	6,891,024
SBA Communications Corp., REIT	39,734	13,672,469
Sempra Energy	61,063	10,265,912
ServiceNow, Inc.*	34,842	19,403,161
Sherwin-Williams Co. (The)	42,297	10,558,177
Southern Co. (The)	200,223	14,518,170
Southwest Airlines Co.*(a)	74,985	3,434,313
Stellantis NV	74,557	1,209,345
Stericycle, Inc.*	62,515	3,683,384
Texas Instruments, Inc.	34,899	6,403,269
Thermo Fisher Scientific, Inc.	38,586	22,790,821
TJX Cos., Inc. (The)	113,256	6,861,048
Tyson Foods, Inc. (Class A Stock)	56,099	5,028,153
United Parcel Service, Inc. (Class B Stock)	66,178	14,192,534
Veeva Systems, Inc. (Class A Stock)*	56,350	11,972,121
Walmart, Inc.	51,826	7,717,928
Walt Disney Co. (The)*	49,096	6,734,007
Wells Fargo & Co.	325,572	15,777,219
Welltower, Inc., REIT	38,368	3,688,700

A4

PSF GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (cont’d.)
Weyerhaeuser Co., REIT	239,858	$9,090,618
Zimmer Biomet Holdings, Inc.(a)	59,482	7,607,748
Zoetis, Inc.	75,534	14,244,957
		890,324,398

Total Common Stocks (cost $921,281,714)		1,347,140,674
Preferred Stocks — 0.3%
Germany — 0.1%
Porsche Automobil Holding SE (PRFC)	11,600	1,116,589
United States — 0.2%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	18,231	962,961
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	2,497	101,728
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	34,946	1,908,401
		2,973,090

Total Preferred Stocks (cost $3,460,606)		4,089,679

Total Long-Term Investments (cost $924,742,320)		1,351,230,353
Short-Term Investments — 5.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	36,640,624	36,640,624
PGIM Institutional Money Market Fund (cost $34,635,602; includes $34,626,978 of cash collateral for securities on loan)(b)(wa)	34,687,266	34,656,047

Total Short-Term Investments (cost $71,276,226)		71,296,671

TOTAL INVESTMENTS—102.2% (cost $996,018,546)		1,422,527,024

Liabilities in excess of other assets — (2.2)%		(30,789,261)

Net Assets — 100.0%		$1,391,737,763

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
GDR	Global Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $32,991,459; cash collateral of $34,626,978 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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